UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22523

Destra Investment Trust II
(Exact name of registrant as specified in charter)

One North Wacker, 48th Floor
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Derek Mullins
One North Wacker, 48th Floor
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA FLAHERTY & CRUMRINE PREFERRED AND INCOME FUND
PORTFOLIO OF INVESTMENTS
December 31, 2015 (unaudited)

Number
of		Moody's
Shares		Ratings	Fair Value

	Long-Term Investments - 96.3%
	Preferred Securities - 54.6%

	Banks - 31.6%
44,702	Astoria Financial Corp., PFD
	6.500%, Series C (a)	Ba2	$1,180,133
	Capital One Financial Corp., PFD
9,308	6.250%, Series C (a)	Baa3	245,545
104,612	6.700%, Series D (a)	Baa3	2,882,061
	Citigroup, Inc., PFD
79,599	6.875%, Series K (a)	Ba2	2,217,628
34,300	7.125%, Series J (a)	Ba2	960,743
8,400	CoBank ACB, PFD, 144A
	6.250%, Series F (a)	BBB+ (b)	866,513
60,960	Fifth Third Bancorp, PFD
	6.625%, Series I (a)	Baa3	1,761,744
8,000	First Horizon National Corp., PFD
	6.200%, Series A (a)	Ba2	202,960
30,000	First Niagara Financial Group, Inc., PFD
	8.625%, Series B (a)	Ba3	815,700
	First Republic Bank, PFD
19,481	6.200%, Series B (a)	Baa3	510,207
14,854	6.700%, Series A (a)	Baa3	385,907
	Goldman Sachs Group, Inc. (The), PFD
52,500	5.500%, Series J (a)	Ba1	1,359,225
103,105	6.375%, Series K (a)	Ba1	2,865,288
10,421	HSBC USA, Inc., PFD
	6.500%, Series H (a)	Baa2	271,259
	ING Groep NV, PFD
8,202	7.050% (a)	Baa3	212,760
5,000	7.200% (a)	Baa3	129,950
5,000	JPMorgan Chase & Co., PFD
	6.700%, Series T (a)	Baa3	137,400
161,000	Morgan Stanley, PFD
	6.875%, Series F (a)	Ba1	4,467,750
62,300	Regions Financial Corp., PFD
	6.375%, Series B (a)	Ba2	1,690,199
85,000	Texas Capital Bancshares, Inc., PFD
	6.500% 09/21/42	Baa3	2,125,000
30,345	Valley National Bancorp, PFD
	6.250%, Series A (a)	BB+ (b)	837,825
25,161	Webster Financial Corp., PFD
	6.400%, Series E (a)	Baa3	650,412
	Wells Fargo & Co., PFD
60,000	6.625%, Series R (a)	Baa2	1,723,800
13,300	8.000%, Series J (a)	Baa2	373,464
	Zions Bancorporation, PFD
4,000	6.300%, Series G (a)	BB- (b)	104,516
8,000	6.950% 09/15/28	BB+ (b)	230,080
12,803	7.900%, Series F (a)	BB- (b)	342,864
			29,550,933
	Communications - 0.4%
15,000	Qwest Corp., PFD
	7.375% 06/01/51	Baa3	381,450

	Diversified Financials - 2.6%
20,000	Charles Schwab Corp. (The), PFD
	6.000%, Series C (a)	Baa2	538,600
11,477	Deutsche Bank Contingent Capital Trust V, PFD
	8.050% (a)	Ba3	311,715
62,877	HSBC Finance Corp., PFD
	6.360%, Series B (a)	Baa3	1,614,053
			2,464,368
	Energy - 1.6%
36,500	Kinder Morgan, Inc., PFD
	9.750% 10/26/18, Series A (c)	Ba2	1,470,950

	Insurance - 10.4%
42,012	Allstate Corp. (The), PFD
	6.625%, Series E (a)	Baa3	1,168,774
16,050	Arch Capital Group Ltd., PFD
	6.750%, Series C (a)	Baa2	430,942
	Aspen Insurance Holdings Ltd., PFD

Number
of	Moody's
Shares	Ratings	Fair Value

	Insurance (continued)
21,043	5.950% (a)	Ba1	$542,699
6,492	7.250% (a)	Ba1	170,545
40,991	Axis Capital Holdings Ltd., PFD
	6.875%, Series C (a)	Baa3	1,099,378
54,301	Delphi Financial Group, Inc., PFD
	7.376% 05/15/37	BB+ (b)	1,352,437
	Endurance Specialty Holdings Ltd., PFD
16,000	6.350%, Series C (a)	Ba1	410,560
18,807	7.500%, Series B (a)	Ba1	485,409
10,000	Hartford Financial Services Group, Inc. (The), PFD
	7.875% 04/15/42	Baa3	316,000
	PartnerRe Ltd., PFD
80,246	5.875%, Series F (a)	Baa2	2,086,396
48,145	7.250%, Series E (a)	Baa2	1,375,503
8,122	WR Berkley Corp., PFD
	5.625% 04/30/53	Baa3	206,461
			9,645,104
	Real Estate - 4.8%
10,430	CubeSmart, PFD
	7.750%, Series A (a)	Baa3	272,744
35,000	Equity Commonwealth, PFD
	7.250%, Series E (a)	Ba1	895,650
4,230	National Retail Properties, Inc., PFD
	6.625%, Series D (a)	Baa2	110,234
	PS Business Parks, Inc., PFD
26,100	5.750%, Series U (a)	Baa2	655,110
8,839	6.000%, Series T (a)	Baa2	225,748
75,000	6.450%, Series S (a)	Baa2	1,974,750
12,413	Regency Centers Corp., PFD
	6.625%, Series 6 (a)	Baa2	328,324
			4,462,560
	Utilities - 3.2%
100,782	Integrys Holding, Inc., PFD
	6.000% 08/01/73	Baa1	2,604,590
4,000	Southern California Edison Co., PFD
	6.500%, Series D (a)	Baa1	413,625
			3,018,215
	Total Preferred Securities
	(Cost $49,439,694)		50,993,580

	Corporate Bonds - 41.7%

Principal	Banks - 23.6%
	Bank of America Corp.
$3,675,000	6.500%, Series Z (a)	Ba2	3,877,125
500,000	8.125%, Series M (a)	Ba2	509,375
1,400,000	BNP Paribas SA , 144A
	7.375% (a)	Ba1	1,438,500
	Citigroup, Inc.
525,000	5.950%, Series P (a)	Ba2	505,969
775,000	6.125%, Series R (a)	Ba2	791,469
1,750,000	Citizens Financial Group, Inc., 144A
	5.500% (a)	BB+ (b)	1,727,250
320,000	Goldman Sachs Group, Inc. (The)
	5.700%, Series L (a)	Ba1	318,400
4,360,000	JPMorgan Chase & Co.
	7.900%, Series 1 (a)	Baa3	4,443,930
1,700,000	M&T Bank Corp.
	6.450%, Series E (a)	Baa2	1,793,500
1,450,000	PNC Financial Services Group, Inc. (The)
	6.750%, Series O (a)	Baa2	1,544,250
750,000	Societe Generale SA , 144A
	8.000% (a)	Ba2	765,584
2,000,000	US Bancorp
	5.125%, Series I (a)	A3	2,011,900
	Wells Fargo & Co.
1,700,000	5.875%, Series U (a)	Baa2	1,791,375
500,000	7.980%, Series K (a)	Baa2	520,000

Moody's
Principal	Ratings	Fair Value

	Banks (continued)
$43,000	Zions Bancorporation
	5.800% (a)	BB- (b)	$41,280
			22,079,907
	Energy - 3.2%
1,600,000	Enbridge Energy Partners LP
	8.050% 10/01/37	Ba1	1,316,000
1,900,000	Enterprise Products Operating LLC
	8.375% 08/01/66, Series A	Baa2	1,705,250
			3,021,250
	Industrial - 0.8%
750,000	Land O' Lakes, Inc., 144A
	8.000% (a)	BB (b)	781,875

	Insurance - 11.5%
686,000	ACE Capital Trust II
	9.700% 04/01/30	Baa1	992,985
500,000	AXA SA
	8.600% 12/15/30	A3	674,374
400,000	Everest Reinsurance Holdings, Inc.
	6.600% 05/15/37	Baa2	365,000
325,000	Liberty Mutual Group, Inc., 144A
	10.750% 06/15/58	Baa3	485,062
750,000	Meiji Yasuda Life Insurance Co., 144A
	5.200% 10/20/45	A3	773,574
500,000	MetLife, Inc.
	5.250%, Series C (a)	Baa3	510,000
937,000	MetLife, Inc.,
	10.750% 08/01/39	Baa2	1,469,919
250,000	Provident Financing Trust I
	7.405% 03/15/38	Baa3	276,250
1,853,000	Prudential Financial, Inc.
	5.875% 09/15/42	Baa2	1,935,459
1,003,000	Prudential Financial, Inc.,
	5.625% 06/15/43	Baa2	1,028,075
1,700,000	QBE Capital Funding III Ltd., 144A
	7.250% 05/24/41	Baa2	1,878,570
510,000	XLIT Ltd.
	6.500%, Series E (a)	Ba1	371,663
			10,760,931
	Miscellaneous - 1.6%
450,000	BHP Billiton Finance USA Ltd., 144A
	6.750% 10/19/75	A3	435,375
987,600	General Electric Co.
	4.000%, Series A (a)	A3	988,834
			1,424,209
	Utilities - 1.0%
1,020,000	PPL Capital Funding, Inc.
	6.700% 03/30/67, Series A	Baa3	788,156
184,000	Puget Sound Energy, Inc.
	6.974% 06/01/67, Series A	Baa2	149,960
			938,116
	Total Corporate Bonds
	(Cost $39,409,795)		39,006,288

	Total Long-Term Investments - 96.3%
	(Cost $88,849,489)		89,999,868

Number
of
Shares

	Money Market Mutual Fund - 2.6%
2,394,119	Fidelity Institutional Money Market Prime Money Market Portfolio - Institutional CL, 0.29%(d)
	(Cost $2,394,119)		2,394,119
	Total Investments - 98.9%
	(Cost $91,243,608)		92,393,987
	Other Assets in excess of
	Liabilities - 1.1%		1,038,858
	Net Assets - 100.0%		$93,432,845

		% of
Summary by Country	Fair Value	Net Assets
Australia	$2,313,945	2.50%
Bermuda	7,594,417	8.2
France	2,878,458	3.0
Germany	311,715	0.3
Ireland	371,663	0.4
Japan	773,574	0.8
Netherlands	342,710	0.4
United States	77,807,505	83.3
Total Investments	92,393,987	98.9
Other Assets less Liabilities	1,038,858	1.1
Net Assets	$93,432,845	100.00%

LLC	-	Limited Liability Corporation
NV	-	Publicly Traded Company
PFD	-	Preferred Security
SA	-	Corporation
144A	-
Security was purchased pursuant to Rule 144A under the Security Act of 1993 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	-	Security is perpetual in nature with no stated maturity date
(b)	-	Standard & Poor's Rating.
(c)	-	Convertible Preferred Security
(d)	-	Interest rate shown reflects a 1 day yield as of December 31, 2015.

DESTRA FOCUSED EQUITY FUND
PORTFOLIO OF INVESTMENTS†
December 31, 2015 (unaudited)

Number
of
Shares	Description	Fair Value

	Common Stocks - 98.5%

	Consumer Durables & Apparel - 4.8%
58,318	NIKE, Inc. - Class B	$3,644,875
		$–
	Food & Staples Retailing - 9.9%
23,487	Costco Wholesale Corp.	3,793,150
39,564	CVS Health Corp.	3,868,172
		7,661,322
	Health Care Equipment & Services - 5.1%
58,304	HCA Holdings, Inc.*	3,943,100
	–	–
	Household & Personal Products - 4.9%
42,702	Estee Lauder Cos., Inc. (The) - Class A	3,760,338
	–	–
	Media - 9.4%
65,756	Comcast Corp. - Class A	3,710,611
33,874	Walt Disney Co. (The)	3,559,480
		7,270,091
	Pharmaceuticals, Biotechnology & Life Sciences - 20.1%
12,327	Allergan PLC*	3,852,187
12,783	Biogen, Inc.*	3,916,072
33,437	Celgene Corp.*	4,004,415
36,712	Gilead Sciences, Inc.	3,714,887
		15,487,561
	Retailing - 9.8%
73,591	Nordstrom, Inc.	3,665,568
53,937	TJX Cos., Inc. (The)	3,824,673
		7,490,241
	Software & Services - 19.6%
40,204	Adobe Systems, Inc.*	3,776,764
133,935	eBay, Inc.*	3,680,534
38,229	MasterCard, Inc. - Class A	3,721,975
106,268	PayPal Holdings, Inc.*	3,846,902
		15,026,175
	Technology Hardware & Equipment - 14.9%
34,623	Apple, Inc.	3,644,417
149,078	EMC Corp.	3,828,323
79,211	QUALCOMM, Inc.	3,959,362
		11,432,102

	Total Common Stocks
	(Cost $59,056,428)	75,715,805

	Money Market Mutual Funds - 1.6%
1,247,669	Fidelity Institutional Money Market Prime Money Market Portfolio - Institutional CL, 0.29% (a)
	(Cost $1,247,669)	1,247,669

	Total Investments - 100.1%
	(Cost $60,304,097)	76,963,474
	Liabilities in excess of other Assets - (0.1%)	(85,797)
	Net Assets - 100.0%	$76,877,677

		% of
Summary by Country	Fair Value	Net Assets
United States	$76,963,474	100.10%
Total Investments	76,963,474	100.1
Liabilities in excess of other Assets	(85,797)	(0.1)
Net Assets	$76,877,677	100.00%

PLC – Public Limited Company

†
Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard and Poor's.

* Non-income producing security.
(a) Interest rate shown reflects a 1 day yield as of December 31, 2015.

FEDERAL INCOME TAX MATTERS
For the period ended December 31, 2015, the costs of investments on a tax basis, including any adjustments for financial reporting purposes, were as follows*:

	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Investments	Appreciation	Depreciation	Appreciation
Destra Flaherty & Crumrine Preferred and Income Fund	$90,677,028	$3,101,515	$(1,384,556)	$1,716,959
Destra Focused Equity Fund	$60,459,479	$17,862,534	$(1,358,539)	$16,503,995

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT
In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the standard requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of December 31, 2015:

Destra Flaherty & Crumrine Preferred and Income Fund
	Level 1	Level 2	Level 3	Total
Preferred Securities*	$48,361,005	$2,632,575	$–	$50,993,580
Corporate Bonds*	–	39,006,288	–	39,006,288
Money Market Mutual Fund	2,394,119	–	–	2,394,119
Total	$50,755,124	$41,638,863	$–	$92,393,987

Destra Focused Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$75,715,805	$–	$–	$75,715,805
Money Market Mutual Fund	1,247,669	–	–	1,247,669
Total	$76,963,474	$–	$–	$76,963,474

* Please refer to the Portfolio of Investments to view securities segregated by industry.

It is the Fund's policy to recognize transfers in and out at the fair value as of the beginning of the period.

There were no transfers between any levels within the fair value hierarchy for the period ended December 31, 2015.

The Funds held no Level 3 securities during the period ended December 31, 2015.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           Destra Investment Trust II

By (Signature and Title)*                  /s/ Dominic Martellaro
Dominic Martellaro, Chief Executive Officer
(principal executive officer)

Date   2/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Dominic Martellaro
Dominic Martellaro, Chief Executive Officer
(principal executive officer)

Date   2/24/16

By (Signature and Title)*                  /s/ Derek Mullins
Derek Mullins, Chief Financial Officer
(principal financial officer)

Date   2/24/16

* Print the name and title of each signing officer under his or her signature.